                          SHORT-TERM INVESTMENTS TRUST

                          GOVERNMENT & AGENCY PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                        Supplement dated August 1, 2001
         to the Statement of Additional Information dated March 2, 2001 as revised March 12, 2001 and as supplemented July 13, 2001


This supplement supercedes and replaces in its entirety the supplement dated July 13, 2001.

The following sentence replaces in its entirety the first sentence of the second paragraph appearing under the heading "MANAGEMENT -- TRUSTEES AND OFFICERS" on page B-17 of the Statement of Additional Information:

     "The members of the Audit Committee are Messrs. Crockett, Daly, Dowden (acting Chairman), Dunn (on leave of absence), Fields, Frischling (on leave of absence), Pennock and Sklar and Dr. Mathai-Davis."

The following sentence replaces in its entirety the first sentence of the third paragraph appearing under the heading "MANAGEMENT -- TRUSTEES AND OFFICERS" on page B-17 of the Statement of Additional Information:

     "The members of the Investments Committee are Messrs. Crockett, Daly, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chairman) and Dr. Mathai-Davis."

The following sentence replaces in its entirety the first sentence of the fourth paragraph appearing under the heading "MANAGEMENT -- TRUSTEES AND OFFICERS" on page B-17 of the Statement of Additional Information:

     "The members of the Nominating and Compensation Committee are Messrs. Crockett (Chairman), Daly, Dowden, Dunn (on leave of absence), Fields, Pennock and Sklar and Dr. Mathai-Davis."

                          SHORT-TERM INVESTMENTS TRUST

                               TREASURY PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                         Supplement dated August 1, 2001
         to the Statement of Additional Information dated March 2, 2001 as supplemented July 13, 2001


This supplement supercedes and replaces in its entirety the supplement dated July 13, 2001.

The following sentence replaces in its entirety the first sentence of the second paragraph appearing under the heading "MANAGEMENT -- TRUSTEES AND OFFICERS" on page B-17 of the Statement of Additional Information:

     "The members of the Audit Committee are Messrs. Crockett, Daly, Dowden (acting Chairman), Dunn (on leave of absence), Fields, Frischling (on leave of absence), Pennock and Sklar and Dr. Mathai-Davis."

The following sentence replaces in its entirety the first sentence of the first paragraph appearing under the heading "MANAGEMENT -- TRUSTEES AND OFFICERS" on page B-18 of the Statement of Additional Information:

     "The members of the Investments Committee are Messrs. Crockett, Daly, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chairman) and Dr. Mathai-Davis."

The following sentence replaces in its entirety the first sentence of the second paragraph appearing under the heading "MANAGEMENT -- TRUSTEES AND OFFICERS" on page B-18 of the Statement of Additional Information:

     "The members of the Nominating and Compensation Committee are Messrs. Crockett (Chairman), Daly, Dowden, Dunn (on leave of absence), Fields, Pennock and Sklar and Dr. Mathai-Davis."

                          SHORT-TERM INVESTMENTS TRUST

                        GOVERNMENT TAXADVANTAGE PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                         Supplement dated August 1, 2001
         to the Statement of Additional Information dated March 2, 2001 as supplemented July 13, 2001


This supplement supercedes and replaces in its entirety the supplemented dated July 13, 2001.

The following sentence replaces in its entirety the first sentence of the second paragraph appearing under the heading "MANAGEMENT -- TRUSTEES AND OFFICERS" on page B-17 of the Statement of Additional Information:

     "The members of the Audit Committee are Messrs. Crockett, Daly, Dowden (acting Chairman), Dunn (on leave of absence), Fields, Frischling (on leave of absence), Pennock and Sklar and Dr. Mathai-Davis."

The following sentence replaces in its entirety the first sentence of the first paragraph appearing under the heading "MANAGEMENT -- TRUSTEES AND OFFICERS" on page B-18 of the Statement of Additional Information:

     "The members of the Investments Committee are Messrs. Crockett, Daly, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chairman) and Dr. Mathai-Davis."

The following sentence replaces in its entirety the first sentence of the second paragraph appearing under the heading "MANAGEMENT -- TRUSTEES AND OFFICERS" on page B-18 of the Statement of Additional Information:

     "The members of the Nominating and Compensation Committee are Messrs. Crockett (Chairman), Daly, Dowden, Dunn (on leave of absence), Fields, Pennock and Sklar and Dr. Mathai-Davis."